Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 21, 2018	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payments to acquire assets				$ 0	$ 0	$ 10,000
Acquisition related expenses		$ 300	$ 2,400
Veritas LLC [Member]
Business Acquisition [Line Items]
Payments to acquire assets	$ 10,000
Veritas LLC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Acquisition related expenses						$ 400
Veritas LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acuired intangible assets amortized useful life				10 years